CONCENTRATIONS	12 Months Ended
Dec. 31, 2017
CONCENTRATIONS [Abstract]
CONCENTRATIONS
31. CONCENTRATIONS

Financial instruments that potentially expose the Group to concentrations of credit risk consist primarily of cash and cash equivalents, term deposits, accounts receivable, other receivable, amounts due from related parties and other non-current assets, and advances to suppliers. The Group places its cash and cash equivalents and term deposits with financial institutions with high-credit ratings. The Group conducts credit evaluations of its customers and suppliers, and generally does not require collateral or other security from them. The Group evaluates its collection experience and long outstanding balances to determine the need for an allowance for doubtful accounts.

No single customer represented 10% or more of the Group’s total revenues for the years ended December 31, 2015, 2016 and 2017.

No single supplier represented 10% or more of the Group’s total costs of sales for the years ended December 2015, 2016 and 2017.

A summary of the debtors who accounted for 10% or more of the Group’s consolidated accounts receivable, prepaid and other current assets, other non-current assets and consideration receivable was as follows:

	As of December 31,
	2016		2017
Debtors	RMB	%	RMB	%
Accounts receivable
Company A	1,313	10%	1	-
Company B	-	-	5,656	23%
Prepaid and other current assets
Company C	49,800	32%	49,800	38%
Company D	35,000	23%	35,000	27%
Company E	25,959	17%	-	-
Other non-current assets
Company F	1,570	25%	1,281	9%
Company G	-	-	4,504	33%
Consideration receivable
Company H	8,500	100%	-	-

The Chinese market in which the Group operates exposes the Group to certain macroeconomic and regulatory risks and uncertainties. These uncertainties extend to the ability of the Group to provide educational and career enhancement services through contractual arrangements in the PRC since this industry remains highly regulated. The Chinese government may issue from time to time new laws or new interpretations on existing laws to regulate the education industry. Regulatory risk also encompasses the interpretation by the tax authorities of current tax laws, the status of properties leased for the Group’s operations and the Group’s legal structure and scope of operations in the PRC, which could be subject to further restrictions resulting in limitations on the Group’s ability to conduct business in the PRC.